Accrued liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities	Accrued liabilities

	Note	December 31, 2020	December 31, 2019
Payroll liabilities		$11,929	$11,973
Income and other taxes payable		3,216	38
Dividends payable	15(c)	1,167	1,030
Accrued interest payable		856	1,557
Liabilities related to short-term rentals		730	2,405
Other		1,213	557
		$19,111	$17,560